Subsequent Events (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 29, 2022	Jul. 26, 2022	Jun. 30, 2022	Jan. 27, 2022
Subsequent Events (Details) [Line Items]
Subsequent event, description		the discount rate was changed from 20% to 25% (ii) the valuation cap for purposes of calculating conversion price was reduced to $400,000 instead of $600,000, and (iii) the requirement to obtain subscription of convertible notes, as condition precedent for the transfer of funds under the 2021 SAFE, was reduced to $30,000 instead of $75,000.
Percentage of secured senior convertible note		5.00%
Senior notes		$ 30,000
Conversion price (in Dollars per share)		$ 11
Initially per shares (in Dollars per share)		$ 2
Exercise market price		90.00%
Purchase of price payable		$ 30,000
Warrant [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)		$ 11.5
Moringa Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Legal fees		$ 353,368	$ 145,000
Sponsor promissory note							$ 300,000
Ordinary Share [Member]
Subsequent Events (Details) [Line Items]
Warrant (in Shares)		1,363,636
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amount received	$ 1,060
Convertible note amount						$ 30,000
Received amount						$ 4,000
Subsequent Event [Member] | Moringa Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Sponsor promissory note					$ 350,000
Subsequent Event [Member] | Preferred A Shares [Member]
Subsequent Events (Details) [Line Items]
Warrant (in Shares)				1,200
Holisto [Member]
Subsequent Events (Details) [Line Items]
Legal fees		$ 305,000
Legal fees Paid		$ 50,000